MINERAL PROPERTIES, PLANT AND EQUIPMENT - ROU assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Adjustment on adoption of IFRS
Disclosure of quantitative information about right-of-use assets [line items]
Lease obligation recognized on adoption of IFRS 16		$ 11,891
Mobile equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, end balance	$ 8,085
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, end balance	4,592
Other
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, end balance	1,206
ROU assets
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, end balance	13,883
Cost | Mobile equipment
Disclosure of quantitative information about right-of-use assets [line items]
Additions	2,136
Transfer from construction in progress to ROU assets	25
Right of use, end balance	12,374
Cost | Mobile equipment | Adjustment on adoption of IFRS
Disclosure of quantitative information about right-of-use assets [line items]
Lease obligation recognized on adoption of IFRS 16			$ 9,325
Transfer from plant and equipment to ROU assets			888
Right of use adjusted balance			10,213
Cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions	3,115
Right of use, end balance	5,624
Cost | Buildings | Adjustment on adoption of IFRS
Disclosure of quantitative information about right-of-use assets [line items]
Lease obligation recognized on adoption of IFRS 16			2,509
Right of use adjusted balance			2,509
Cost | Other
Disclosure of quantitative information about right-of-use assets [line items]
Additions	1,245
Right of use, end balance	1,302
Cost | Other | Adjustment on adoption of IFRS
Disclosure of quantitative information about right-of-use assets [line items]
Lease obligation recognized on adoption of IFRS 16			57
Right of use adjusted balance			57
Cost | ROU assets
Disclosure of quantitative information about right-of-use assets [line items]
Additions	6,496
Transfer from construction in progress to ROU assets	25
Right of use, end balance	19,300
Cost | ROU assets | Adjustment on adoption of IFRS
Disclosure of quantitative information about right-of-use assets [line items]
Lease obligation recognized on adoption of IFRS 16			11,891
Transfer from plant and equipment to ROU assets			888
Right of use adjusted balance			$ 12,779
Accumulated depreciation and depletion | Mobile equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and depletion	4,247
Right of use, end balance	4,289
Accumulated depreciation and depletion | Mobile equipment | Adjustment on adoption of IFRS
Disclosure of quantitative information about right-of-use assets [line items]
Transfer from plant and equipment to ROU assets	42
Right of use adjusted balance	42
Accumulated depreciation and depletion | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and depletion	1,032
Right of use, end balance	1,032
Accumulated depreciation and depletion | Other
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and depletion	96
Right of use, end balance	96
Accumulated depreciation and depletion | ROU assets
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and depletion	5,375
Right of use, end balance	5,417
Accumulated depreciation and depletion | ROU assets | Adjustment on adoption of IFRS
Disclosure of quantitative information about right-of-use assets [line items]
Transfer from plant and equipment to ROU assets	42
Right of use adjusted balance	$ 42